Derivative financial instruments - Reclassified from OCI to capitalized cost (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Recognized in property plant and equipment - aircraft additions	€ 59.6	€ 108.4
Aircraft purchases contract
Disclosure of detailed information about financial instruments [line items]
Recognized in property plant and equipment - aircraft additions	€ 59.6	€ 108.4